UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22856

Goldman Sachs MLP Income Opportunities Fund

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS MLP INCOME OPPORTUNITIES FUND

Schedule of Investments

August 31, 2014 (Unaudited)

`Shares	Description	Value
Common Stocks – 139.7%
Coal – 2.7%
263,840	Alliance Resource Partners LP	$ 13,128,678
756,380	Foresight Energy LP	14,363,656

		27,492,334

Diversified Midstream – 21.8%
1,000,000	CorEnergy Infrastructure Trust, Inc.	8,000,000
610,000	Energy Transfer Partners LP	35,044,500
1,975,526	NGL Energy Partners LP	84,117,897
706,400	Targa Resources Partners LP	52,556,160
841,000	Williams Partners LP	44,581,410

		224,299,967

Exploration and Production – 3.9%
900,000	Memorial Production Partners LP	21,060,000
730,118	New Source Energy Partners LP(a)	19,413,838

		40,473,838

General Partner – 9.9%
435,915	Alliance Holdings GP LP	31,307,415
233,200	Targa Resources Corp.	32,543,060
632,600	The Williams Cos., Inc.	37,601,744

		101,452,219

Liquids, Pipelines & Terminalling – 23.4%
390,000	Buckeye Partners LP	30,810,000
1,053,448	Lehigh Gas Partners LP(a)	38,124,283
233,600	Magellan Midstream Partners LP	19,606,048
412,614	NuStar Energy LP	27,269,659
484,249	Plains All American Pipeline LP	29,021,043
818,614	Sprague Resources LP(a)	21,324,895
484,000	Tesoro Logistics LP	34,015,520
750,000	Valero Energy Partners LP	39,982,500

		240,153,948

Marine Transportation and Services – 21.5%
1,061,400	Capital Product Partners LP	11,611,716
895,079	Dynagas LNG Partners LP(a)	21,651,961
285,000	GasLog Partners LP	9,499,050
583,100	Golar LNG Partners LP	22,204,448
2,330,485	Hoegh LNG Partners LP*(a)	60,336,257
535,000	KNOT Offshore Partners LP	15,006,750
882,200	Navios Maritime Partners LP	17,379,340
1,800,000	Teekay Offshore Partners LP	63,432,000

		221,121,522

Natural Gas and NGL Infrastructure – 31.9%
423,250	Access Midstream Partners LP	27,236,138
982,073	American Midstream Partners LP(a)	29,275,596
439,120	American Midstream Partners (PIPE)	11,855,948

Shares	Description	Value
Common Stocks – (continued)
Natural Gas and NGL Infrastructure – (continued)
855,000	Atlas Pipeline Partners LP	$ 31,575,150
1,165,000	Crestwood Midstream Partners LP	27,214,400
790,000	DCP Midstream Partners LP	44,698,200
189,917	MarkWest Energy Partners LP	15,142,082
465,502	ONEOK Partners LP	27,664,784
1,109,861	Regency Energy Partners LP	36,603,216
650,140	Summit Midstream Partners LP	35,939,739
824,600	USA Compression Partners LP	21,571,536
243,969	Western Gas Partners LP	18,905,158

		327,681,947

Offshore Oilfield Services – 5.7%
2,217,300	North Atlantic Drilling Ltd.	24,301,608
982,800	Seadrill Partners LLC	33,936,084

		58,237,692

Other – 17.3%
2,000,000	Compressco Partners LP(a)	53,980,000
862,050	CVR Refining LP	20,697,820
427,100	Emerge Energy Services LP	61,575,007
1,025,000	Northern Tier Energy LP	26,834,500
695,704	OCI Partners LP	14,366,288

		177,453,615

Retail Propane – 1.6%
348,477	AmeriGas Partners LP	16,124,031

TOTAL COMMON STOCKS		$1,434,491,113

LIABILITIES IN EXCESS OF OTHER ASSETS – (39.7)%		(407,730,090)

NET ASSETS – 100.0%		$1,026,761,023

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Newly issued security: non-income producing.

(a)	Represents an affiliated issuer.

Restricted Security	Acquistion Date	Cost

American Midstream Partners (PIPE)	07/25/2014	$11,332,589

Investment Abbreviations:
GP	— General Partnership
LP	— Limited Partnership
PIPE	— Private Investment in Public Equity

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MLP INCOME OPPORTUNITIES FUND

Schedule of Investments (continued)

August 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

WRITTEN OPTIONS CONTRACTS — At August 31, 2014, the Fund had the following written swaptions:

OPTIONS ON EQUITIES CONTRACTS

Counterparty	Description	Contracts	Expiration Date	Strike Price	Value

Morgan Stanley (Premium Received $51)	Call - The Williams Cos., Inc.	$1	09/20/14	62.5%	$(9)

For the period ended August 31, 2014, the Fund had the following written options activity:

OPTIONS ON EQUITIES

	Contracts	Premiums Received

Contracts Outstanding November 30, 2013	—	$—

Contracts Written	1	51

Contracts Outstanding August 31, 2014	1	$51

Tax Cost	$1,107,149,773

Gross unrealized gain	330,756,649
Gross unrealized loss	(3,415,309)

Net unrealized security gain	$327,341,340

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MLP INCOME OPPORTUNITIES FUND

Schedule of Investments (continued)

August 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Subordinated Units and Private Investments — Subordinated units and private investments in public equities (“PIPEs”) are valued the same as other equity securities as noted above. A Liquidity Value Adjustment (LVA) may be applied to securities which are subject to transfer restrictions or which convert into publically traded securities in the future when certain conditions are met. To the extent these investments are actively traded and there is no Liquidity Value Adjustment, they are classified as Level 1 of the fair value hierarchy, otherwise they are classified as Level 2.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS MLP INCOME OPPORTUNITIES FUND

Schedule of Investments (continued)

August 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of August 31, 2014:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stocks
MLP’s	$1,286,252,669	$11,855,948	$—
Corporations	136,382,496	—	—
Total	$1,422,635,165	$11,855,948	$—

Derivative Type
Liabilities
Written Options Contracts	$(9)	$—	$—

For further information regarding security characteristics, see the Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Leverage Risk — The use of leverage creates an opportunity for increased net investment income dividends, but also creates risks for the investors. There is no assurance that the Fund’s intended leveraging strategy will be successful. Leverage involves risks and special considerations, including the likelihood of greater volatility of NAV, market price and dividend rate than a comparable portfolio without leverage; the risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that the Fund must pay will reduce the Fund’s return; the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV than if the Fund were not leveraged, which may result in a greater decline in the market price; the investment advisory fees payable to the Investment Adviser will be higher than if the Fund did not use financial leverage; and that leverage may increase operating costs, which may reduce total return.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value.

Market and Credit Risks — An investment in the Fund represents an indirect investment in the securities owned by the Fund, a significant portion of which are traded on a national securities exchange. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. The Fund utilizes leverage, which magnifies the market risk. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Discount Risk — Shares of closed-end investment companies frequently trade at a discount from their NAV. This characteristic is a risk separate and distinct from the risk that the Fund’s NAV could decrease as a result of its investment activities and may be greater for investors expecting to sell their shares in a relatively short period of time following completion of the Fund’s initial offering. Although the value of the Fund’s net assets is generally considered by market participants in determining whether to purchase or sell shares, whether investors will realize gains or losses upon the sale of their shares will depend entirely upon whether the market price of the shares at the time of sale is above or below the investor’s adjusted tax cost basis for the shares. Because the market price of the shares will be determined by factors such as (i) NAV, (ii) dividend and distribution levels and their stability (which will in turn be affected by levels of dividend and interest payments by the Fund’s portfolio holdings, the timing and success of the Fund’s investment strategies, regulations affecting the timing and character of Fund distributions, Fund expenses and other factors), (iii) supply of and demand for the shares, (iv) trading volume of the shares, (v) general market, interest rate and economic conditions and (vi) other factors that may be beyond the control of the Fund. The Fund cannot predict whether the shares will trade at, below or above NAV or at, below or above the initial public offering price.

GOLDMAN SACHS MLP INCOME OPPORTUNITIES FUND

Schedule of Investments (continued)

August 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Private Investment Risk — The Fund may invest in PIPE securities. PIPE investors may purchase securities directly from a publicly traded company in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. In addition, the Fund may have to commit to purchase a specified number of shares at a fixed price, with the closing conditioned upon, among other things, the SEC’s preparedness to declare effective a resale registration statement covering the resale, from time to time, of the shares sold in the private financing. Because the sale of the securities is not registered under the 1933 Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. Accordingly, PIPE securities may be deemed illiquid.

Portfolio Concentration Risk — The Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets.

Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Strategy Risk — The Fund’s strategy of investing primarily in MLPs, resulting in its being taxed as a corporation, or a “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new investment strategy for mutual funds. This strategy involves complicated accounting, tax and valuation issues. Volatility in the NAV may be experienced because of the use of estimates at various times during a given year that may result in unexpected and potentially significant consequences for the Fund and its shareholders.

Tax Risks — Tax risks associated with investments in the Fund include but are not limited to the following:

Fund Structure Risk. Unlike traditional mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes, the Fund will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means the Fund generally will be subject to U.S. federal income tax on its taxable income at the rates applicable to corporations (currently a maximum rate of 35%), and will also be subject to state and local income taxes.

MLP Tax Risk. MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund.

To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase the Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.

Tax Estimation/NAV Risk. In calculating the Fund’s daily net asset value (“NAV”), the Fund will, among other things, include its current taxes and deferred tax liability and/or asset balances and related valuation balances, if any. The Fund may accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on interests of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund’s NAV which could have an effect on the market price of the shares. The Fund may also record a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and/or unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV to the extent it exceeds any valuation allowance which could have an effect on the market price of the shares. The Fund will rely to some extent on information provided by MLPs, which may not be provided to the Fund on a timely basis, to estimate current taxes and deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV to the extent it exceeds any valuation allowance. The daily estimate of the Fund’s current taxes and deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary significantly from the Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the Fund’s NAV. From time to time, the Fund may modify its estimates or assumptions regarding its current taxes and deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund’s NAV.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs MLP Income Opportunities Fund

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date October 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date October 27, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date October 27, 2014

*	Print the name and title of each signing officer under his or her signature.